TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 7,175	$ 4,743
Deferred revenues	4,967	6,350
Temporary differences	4,484	5,093
Unrealized losses on marketable securities		331
Deferred tax assets before valuation allowance	16,626	16,517
Valuation allowance	(1,477)	(3,247)
Net deferred tax assets	15,149	13,270
Intangible assets, including goodwill	(5,140)	(4,047)
Depreciable assets	(1,497)	(1,780)
Unrealized gains on marketable securities	(388)
Deferred tax liability	(7,025)	(5,827)
Net deferred tax assets	$ 8,124	$ 7,443